Average Annual Total Returns	361 Managed Futures Strategy Fund Class I 3/1/2015 - 3/1/2015	361 Managed Futures Strategy Fund Investor Class 3/1/2015 - 3/1/2015	361 Managed Futures Strategy Fund - Return After Taxes on Distributions Class I 3/1/2015 - 3/1/2015	361 Managed Futures Strategy Fund - Return After Taxes on Distributions and Sale of Fund Shares Class I 3/1/2015 - 3/1/2015	361 Managed Futures Strategy Fund Citigroup 3-month T-Bill Index (Reflects No Deductions for Fees, Expenses or Taxes) 3/1/2015 - 3/1/2015	361 Market Neutral Fund Class I 3/1/2015 - 3/1/2015	361 Market Neutral Fund Investor Class 3/1/2015 - 3/1/2015	361 Market Neutral Fund - Return After Taxes on Distributions Class I 3/1/2015 - 3/1/2015	361 Market Neutral Fund - Return After Taxes on Distributions and Sale of Fund Shares Class I 3/1/2015 - 3/1/2015	361 Market Neutral Fund HFRX Equity Hedge Index (Reflects No Deductions for Fees, Expenses or Taxes) 3/1/2015 - 3/1/2015	361 Market Neutral Fund S&P 500 index (Reflects No Deductions for Fees, Expenses or Taxes) 3/1/2015 - 3/1/2015
[AverageAnnualReturnAbstract]
1 Year	5.13%	4.88%	4.49%	3.42%	0.03%	(2.56%)	(2.69%)	(3.23%)	(0.96%)	1.42%	13.69%
3 Years	6.46%	6.22%	5.88%	4.92%	0.05%	3.30%	3.01%	0.03%	1.40%	5.71%	20.41%
Since Inception	5.90%	5.67%	5.33%	4.49%	0.06%	3.33%	3.05%	0.10%	1.44%	5.77%	20.73%
Inception Date	Dec. 20, 2011	Dec. 20, 2011	Dec. 20, 2011	Dec. 20, 2011	Dec. 20, 2011	Dec. 20, 2011	Dec. 20, 2011	Dec. 20, 2011	Dec. 20, 2011	Dec. 20, 2011	Dec. 20, 2011